UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

            Investment Company Act file number_811-09869

__Franklin Floating Rate Master Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906
(Address of principal executive offices)           (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code:_650 312-2000

Date of fiscal year end: 7/31

Date of reporting period: 1/31/17

Item 1. Reports to Stockholders.

FRANKLIN FLOATING RATE MASTER SERIES

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual		Hypothetical
	(actual return after expenses)		(5% annual return before expenses)

		Fund-Level		Fund-Level
		Expenses		Expenses	Net
Beginning	Ending	Paid During	Ending	Paid During	Annualized
Account	Account	Period	Account	Period	Expense
Value 8/1/16	Value 1/31/17	8/1/16–1/31/17[1,2]	Value 1/31/17	8/1/16–1/31/17[1,2]	Ratio[2]

$1,000	$1,050.60	$2.74	$1,022.53	$2.70	0.53%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above–in the far right column–multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements.

Semiannual Report 1

FRANKLIN FLOATING RATE MASTER TRUST

Shareholder Information

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Consolidated Statement of Investments

The Trust, on behalf of the Fund, files a complete consolidated statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

2	Semiannual Report

FRANKLIN FLOATING RATE MASTER TRUST

Financial Highlights
Franklin Floating Rate Master Series
	Six Months Ended
	January 31, 2017		Year Ended July 31,
	(unaudited)	2016	2015	2014	2013	2012
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$8.47	$8.65	$8.92	$8.93	$8.76	$8.88
Income from investment operations[a]:
Net investment income.	0.185	0.419	0.391	0.299	0.347	0.414
Net realized and unrealized gains (losses)	0.252	(0.184)	(0.270)	(0.010)	0.169	(0.122)
Total from investment operations	0.437	0.235	0.121	0.289	0.516	0.292
Less distributions from net investment income .	(0.187)	(0.415)	(0.391)	(0.299)	(0.346)	(0.412)
Net asset value, end of period	$8.72	$8.47	$8.65	$8.92	$8.93	$8.76

Total return[b]	5.06%	3.07%	1.30%	3.28%	5.94%	3.44%

Ratios to average net assets[c]
Expenses before waiver and payments by
affiliates	0.56%	0.55%	0.77%	0.92%	0.96%	0.97%
Expenses net of waiver and payments by
affiliates[d]	0.53%	0.53%	0.67%	0.80%	0.80%	0.80%
Net investment income	4.25%	5.03%	4.43%	3.36%	3.77%	4.78%

Supplemental data
Net assets, end of period (000’s)	$1,770,778	$1,363,955	$1,959,681	$2,260,151	$1,420,061	$642,804
Portfolio turnover rate	30.67%	28.94%	62.43%	70.55%	61.33%	69.54%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bTotal return is not annualized for periods less than one year.
cRatios are annualized for periods less than one year, except for non-recurring expenses, if any.
dBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements. | Semiannual Report 3

FRANKLIN FLOATING RATE MASTER TRUST

Statement of Investments, January 31, 2017 (unaudited)

Franklin Floating Rate Master Series
				% of Net
	Country	Shares/Units	Value	Assets

Common Stocks and Other Equity Interests
(Cost $5,526,953)
Coal & Consumable Fuels
[a,b] Warrior Met Coal LLC, A	United States	2,894	$868,200	0.05

		Principal
		Amount*

[c,d] Senior Floating Rate Interests
Aerospace & Defense
[e] Avolon TLB Borrower I, Term Loan B-1, 5.00%, 7/20/20	United States	$7,000,000	6,977,110	0.39
Delos Finance S.A.R.L. (ILFC), New Loan, 3.248%, 10/06/23	Luxembourg	14,149,514	14,271,851	0.81
Digitalglobe Inc., Term Loan B, 3.528%, 1/15/24	United States	2,540,471	2,558,996	0.14
Doncasters U.S. Finance LLC,
Second Lien Term Loan, 9.50%, 10/09/20	United States	3,923,628	3,854,964	0.22
Term B Loans, 4.50%, 4/09/20	United States	9,519,731	9,468,163	0.54
Leidos (Abacus Innovations Corp.), B Term Loan, 3.528%,
8/16/23	United States	1,591,381	1,601,327	0.09
			38,732,411	2.19
Agricultural Products
Allflex Holdings III Inc., Second Lien Initial Term Loan, 8.00%,
7/16/21	United States	750,336	751,273	0.04
Air Freight & Logistics
XPO Logistics Inc., Refinancing Term Loans, 4.25%, 10/29/21	United States	5,083,186	5,130,841	0.29
Airlines
[e] Air Canada, Term Loan, 3.755%, 10/06/23	Canada	13,405,860	13,576,784	0.77
American Airlines Inc.,
2015 Term Loans, 3.276%, 6/27/20	United States	2,122,935	2,136,645	0.12
Class B Term Loans, 3.276%, 4/28/23	United States	7,302,214	7,353,330	0.41
Class B Term Loans, 3.267%, 12/14/23	United States	16,098,633	16,211,323	0.92
Flying Fortress Inc. (ILFC), New Loan, 3.248%, 10/30/22	United States	9,864,955	9,943,875	0.56
			49,221,957	2.78
Apparel Retail
[e] Ascena Retail Group Inc., Tranche B Term Loan, 5.313%,
8/21/22	United States	38,046,311	34,824,283	1.97
The Men’s Wearhouse Inc., Tranche B Term Loan, 4.50%,
6/18/21	United States	2,523,180	2,493,742	0.14
			37,318,025	2.11
Auto Parts & Equipment
TI Group Automotive Systems LLC, Initial US Term Loan, 3.526%,
6/24/22	United States	20,187,748	20,339,156	1.15

4	Semiannual Report

FRANKLIN FLOATING RATE MASTER TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Master Series (continued)
		Principal		% of Net
	Country	Amount*	Value	Assets

[c,d] Senior Floating Rate Interests (continued)
Broadcasting
Gray Television Inc., Term Loan B, 3.959%, 6/13/21	United States	$12,669,050	$12,752,197	0.72
[e] Marshall Broadcasting Group Inc., Term Loan A, 4.75%, 6/28/18 .	United States	304,392	304,392	0.02
[e] Mission Broadcasting Inc., Term B Loans, 5.75%, 1/17/24	United States	560,101	563,692	0.03
[e] Nexstar Broadcasting Group Inc., Term B Loans, 6.00%, 1/17/24 .	United States	6,079,029	6,147,418	0.35
[e] Nexstar Broadcasting Inc., Term Loan A, 4.75%, 1/17/22	United States	1,743,874	1,759,307	0.10
Radio One Inc., Term Loan B, 5.28%, 12/31/18	United States	20,192,500	20,394,425	1.15
Sinclair Television Group Inc., Term Loan B-2, 3.03%, 1/31/24	United States	1,475,411	1,482,043	0.08
[e] WXXA-TV LLC, Term Loan A, 4.75%, 1/17/22.	United States	147,153	147,152	0.01
			43,550,626	2.46
Cable & Satellite
Charter Communications Operating LLC (CCO Safari), Term A-1
Loan, 2.53%, 5/18/21	United States	13,877,197	13,877,197	0.78
CSC Holdings Inc. (Cablevision), 2016 Extended Term Loans,
3.767%, 10/11/24	United States	13,239,598	13,407,158	0.76
[e] Mediacom LLC/US, Tranche K Term Loan, 5.25%, 2/15/24	United States	1,812,000	1,823,325	0.10
UPC Financing Partnership, Facility AN, 3.767%, 8/30/24	Netherlands	6,074,543	6,103,829	0.35
Virgin Media Bristol LLC, I Facility, 3.517%, 1/31/25	United States	15,350,758	15,465,888	0.87
			50,677,397	2.86
Casinos & Gaming
Aristocrat Technologies Inc., Term B-1 Loans, 3.78%, 10/20/21	United States	3,622,047	3,665,059	0.21
Boyd Gaming Corp., Term A Loan, 2.516%, 9/15/21	United States	2,405,275	2,405,275	0.14
Scientific Games International Inc., Term B-1 Loan, 6.00%,
10/18/20	United States	11,815,001	11,944,966	0.67
			18,015,300	1.02
Coal & Consumable Fuels
Bowie Resource Holdings LLC,
First Lien Initial Term Loan, 6.75%, 8/14/20	United States	15,293,837	13,879,157	0.78
Second Lien Initial Term Loan, 11.75%, 2/16/21.	United States	2,232,389	1,971,943	0.11
Foresight Energy LLC, Term Loans, 6.50%, 8/23/20.	United States	19,237,066	19,213,019	1.09
Westmoreland Coal Co., Term Loan, 7.50%, 12/16/20	United States	3,729,087	3,346,856	0.19
			38,410,975	2.17
Commodity Chemicals
Cyanco Intermediate Corp., Initial Term Loan, 5.50%, 5/01/20	United States	28,220,097	28,290,648	1.60
Communications Equipment
Ciena Corp.,
2016 Term Loans, 4.277% - 6.00%, 4/25/21	United States	1,268,283	1,271,454	0.07
Term Loan, 3.777% - 5.50%, 7/15/19	United States	9,593,031	9,617,014	0.55
CommScope Inc., Tranche 5 Term Loans, 3.278%, 12/29/22	United States	9,489,823	9,600,541	0.54
			20,489,009	1.16
Construction & Engineering
Ventia Pty. Ltd., Refinancing Term B Loans, 5.00%, 5/21/22	Australia	1,930,521	1,964,305	0.11
Data Processing & Outsourced Services
[e] Global Payments Inc., Delayed Draw Term Loan (A-2), 2.973%,
10/31/21	United States	17,064,320	17,106,981	0.97
MoneyGram International Inc., Term Loan, 4.25%, 3/27/20.	United States	15,129,534	15,138,990	0.85
			32,245,971	1.82

Semiannual Report 5

FRANKLIN FLOATING RATE MASTER TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Master Series (continued)
		Principal		% of Net
	Country	Amount*	Value	Assets

[c,d] Senior Floating Rate Interests (continued)
Diversified Chemicals
The Chemours Co. LLC, Tranche B Term Loan, 3.78%, 5/12/22	United States	$21,487,408	$21,493,983	1.21
Ineos U.S. Finance LLC, 2018 Dollar Term Loans, 3.75%, 5/04/18.	United States	11,960,208	11,994,594	0.68
OCI Beaumont LLC, Term B-3 Loan, 8.025%, 8/20/19	United States	10,229,306	10,433,892	0.59
			43,922,469	2.48
Diversified Metals & Mining
[e] FMG America Finance Inc. (Fortescue Metals Group), Loans,
3.75%, 6/30/19	Australia	25,883,516	26,066,849	1.47
Diversified Real Estate Activities
Realogy Group LLC, Term Loan A, 2.766%, 10/23/20	United States	4,015,779	4,025,818	0.23
Electric Utilities
[e] Alinta Energy Finance Pty. Ltd.,
Delayed Draw Term Commitments, 6.375%, 8/13/18	Australia	2,956,326	2,976,036	0.17
Term B Loans, 6.375%, 8/13/19	Australia	44,484,328	44,780,905	2.53
EFS Cogen Holdings I LLC (Linden), Term B Advance, 4.50%,
6/28/23	United States	2,474,108	2,502,560	0.14
			50,259,501	2.84
Electronic Equipment & Instruments
Zebra Technologies Corp., Second Amendment Refinancing Term
Loan, 3.446%, 10/27/21	United States	931,481	940,713	0.05
Forest Products
Appvion Inc., Term Loan, 7.75%, 6/28/19	United States	11,238,804	10,953,147	0.62
Caraustar Industries Inc.,
Term Loan B, 8.00%, 5/01/19	United States	12,646,409	12,915,146	0.73
Term Loan C, 8.00%, 5/01/19	United States	21,240,826	21,692,193	1.22
			45,560,486	2.57
General Merchandise Stores
Dollar Tree Inc., Term A-1 Loans, 2.50%, 7/06/20	United States	4,929,401	4,929,401	0.28
Health Care Distributors
Team Health Inc., New Tranche B Term Loan, 3.776%, 11/23/22	United States	5,459,151	5,468,535	0.31
Health Care Equipment
Carestream Health Inc.,
Second Lien Loan, 9.50%, 12/07/19	United States	8,756,162	7,223,834	0.41
Term Loan, 5.00%, 6/07/19	United States	3,528,937	3,396,602	0.19
Mallinckrodt International Finance SA, Initial Term B Loan,
3.498%, 3/19/21	Luxembourg	8,128,333	8,115,636	0.46
			18,736,072	1.06
Health Care Facilities
[e] Community Health Systems Inc., 2018 Term F Loans, 4.028% -
4.185%, 12/31/18	United States	49,900,192	49,321,500	2.78
[e] HCA Inc., Tranche A-5 Term Loan, 4.25%, 6/10/20	United States	9,899,259	9,899,259	0.56
			59,220,759	3.34
Health Care Services
DaVita Healthcare Partners Inc., Tranche A Term Loan, 2.526%,
6/24/19	United States	6,386,170	6,422,092	0.36
Envision Healthcare Corp. (Emergency Medical), Initial Term
Loans, 4.00%, 12/01/23	United States	5,204,509	5,259,266	0.30
			11,681,358	0.66

6	Semiannual Report

FRANKLIN FLOATING RATE MASTER TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Master Series (continued)
		Principal		% of Net
	Country	Amount*	Value	Assets

[c,d] Senior Floating Rate Interests (continued)
Hotels, Resorts & Cruise Lines
Hilton Worldwide Finance LLC, Series B-2 Term Loans, 3.084%,
10/25/23	United States	$4,000,000	$4,045,936	0.23
Household Products
Spectrum Brands Inc., Term Loans, 3.313% - 3.509%, 6/23/22	United States	4,658,095	4,717,616	0.27
Independent Power Producers & Energy Traders
Calpine Construction Finance Co. LP, Term B-1 Loan, 3.02%,
5/03/20	United States	14,375,368	14,408,316	0.81
Calpine Corp., Term Loan (B5), 3.75%, 1/15/24	United States	9,244,506	9,296,507	0.52
[e] Lightstone Holdco LLC,
Term Loan B, 6.50%, 1/30/24	United States	4,656,522	4,721,275	0.27
Term Loan C, 6.50%, 1/30/24	United States	443,478	449,645	0.03
NRG Energy Inc., Term Loans, 3.02%, 6/30/23	United States	28,811,989	29,040,094	1.64
			57,915,837	3.27
Industrial Machinery
Harsco Corp., Initial Term Loan, 6.00%, 11/02/23	United States	1,583,290	1,614,955	0.09
Navistar Inc., Tranche B Term Loans, 6.50%, 8/07/20	United States	22,840,560	23,168,893	1.31
Onsite Rental Group Operations Pty. Ltd., Term B Loan, 5.50%,
7/30/21	Australia	20,730,260	16,325,080	0.92
			41,108,928	2.32
Integrated Telecommunication Services
[e] Consolidated Communications Inc., Term Loan B-2, 5.75%,
10/05/23	United States	2,060,159	2,078,185	0.12
Global Tel*Link Corp.,
Second Lien Term Loan, 9.00%, 11/20/20	United States	2,374,143	2,317,757	0.13
Term Loan, 5.00%, 5/23/20	United States	3,596,419	3,590,424	0.20
[e] Zayo Group LLC, 2017 Incremental Refinancing B-1 Term Facility,
4.75%, 1/19/21	United States	45,000,000	45,309,375	2.56
			53,295,741	3.01
Internet Software & Services
[e] BMC Software Finance Inc., Initial U.S. Term Loans, 5.00%,
9/10/20	United States	21,520,949	21,495,726	1.21
Rackspace Hosting Inc., 2016 Refinancing Term B Loan, 3.50%,
11/03/23	United States	2,638,816	2,670,358	0.15
			24,166,084	1.36
IT Consulting & Other Services
Sungard Availability Services Capital Inc., Tranche B Term Loan,
6.00%, 3/29/19	United States	26,643,258	25,930,551	1.46
Leisure Facilities
24 Hour Fitness Worldwide Inc., Term Loan, 4.75%, 5/28/21	United States	12,726,132	12,535,240	0.71
Fitness International LLC, Term B Loan, 6.00%, 7/01/20	United States	18,901,335	19,140,551	1.08
			31,675,791	1.79
Marine
Navios Maritime Partners LP, Initial Term Loan, 5.25%, 6/27/18	Marshall Islands	20,064,973	20,014,810	1.13

Semiannual Report 7

FRANKLIN FLOATING RATE MASTER TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Master Series (continued)
		Principal		% of Net
	Country	Amount*	Value	Assets

[c,d] Senior Floating Rate Interests (continued)
Metal & Glass Containers
Mauser U.S. Corp. LLC, Second Lien Initial Term Loan, 8.75%,
7/31/22	United States	$9,037,800	$9,082,989	0.51
[e] Owens-Brockway Glass Container Inc., First Lien Term Loan,
3.75%, 4/22/20	United States	4,580,806	4,561,718	0.26
			13,644,707	0.77
Movies & Entertainment
AMC Entertainment Holdings Inc., 2016 Incremental Term Loan
Commitments, 3.526%, 12/15/23	United States	1,626,341	1,643,282	0.09
Cinemark USA Inc., Amended Term Loan Facility, 3.09%, 5/08/22.	United States	591,635	599,154	0.04
[e] Lions Gate Entertainment Corp., Term A Loan, 3.266%, 12/08/21 .	United States	20,673,120	20,753,126	1.17
Live Nation Entertainment Inc., Term B-2 Loans, 3.313%,
10/31/23	United States	3,326,444	3,357,629	0.19
Regal Cinemas Corp., Term Loan, 3.278%, 4/01/22.	United States	7,579,056	7,652,815	0.43
			34,006,006	1.92
Office Services & Supplies
[e] Xerox Business Services LLC, Term Loan A, 5.00%, 12/07/21	United States	4,000,000	3,971,360	0.22
Oil & Gas Equipment & Services
[e] McDermott Finance LLC, Term Loan, 8.484%, 4/16/19	United States	5,595,737	5,683,171	0.32
Oil & Gas Exploration & Production
[e] Fieldwood Energy LLC, Loans, 3.875%, 10/01/18	United States	37,319,428	36,083,222	2.04
[f,g] Samson Investment Co., Second Lien Tranche I Term Loan,
6.75%, 9/25/18	United States	9,960,000	2,863,500	0.16
UTEX Industries Inc., First Lien Initial Term Loan, 5.00%, 5/21/21 .	United States	20,633,829	19,526,473	1.10
			58,473,195	3.30
Oil & Gas Storage & Transportation
[e] Energy Transfer Equity LP, Term Loan, 5.50%, 2/21/24	United States	3,011,141	2,996,236	0.17
International Seaways Inc., Initial Term Loan, 5.75%, 8/05/19	United States	7,824,879	7,707,506	0.44
OSG Bulk Ships Inc., Initial Term Loan, 5.25%, 8/05/19	United States	8,918,069	8,762,002	0.49
Strike LLC, Term Loan B, 9.291%, 11/10/22	United States	2,400,000	2,406,000	0.14
			21,871,744	1.24
Packaged Foods & Meats
CSM Bakery Supplies LLC,
Second Lien Term Loan, 8.76%, 7/03/21.	United States	4,646,846	3,531,603	0.20
Term Loans, 5.00%, 7/03/20	United States	1,536,577	1,417,973	0.08
JBS USA LLC,
[e] Incremental Term Loan, 3.75%, 9/18/20	United States	4,273,313	4,281,219	0.24
Initial Term Loan, 3.75%, 5/25/18	United States	3,460,932	3,473,911	0.20
Term Loan B, 5.25%, 10/30/22.	United States	9,726,662	9,736,486	0.55
[e] Pinnacle Foods Finance LLC, New Term Facility, 5.00%, 2/03/24 .	United States	1,271,371	1,270,570	0.07
			23,711,762	1.34
Personal Products
[e] FGI Operating Co. LLC (Freedom Group), Term B Loans, 5.50%,
4/19/19	United States	30,748,066	30,081,848	1.70

8	Semiannual Report

F R A N K L I N F L O A T I N G R A T E MA S T E R T R U S T
S T A T E M E N T OF IN V E S T M E N T S (U N A U D I T E D )

Franklin Floating Rate Master Series (continued)
		Principal		% of Net
	Country	Amount*	Value	Assets

[c,d] Senior Floating Rate Interests (continued)
Pharmaceuticals
Endo Luxembourg Finance Co. I S.A.R.L. and Endo LLC,
2014 Term A Loans, 3.313%, 2/28/19	United States	$5,748,252	$5,762,622	0.33
2015 Incremental Term B Loans, 3.813%, 9/25/22	United States	18,253,484	18,248,409	1.03
[e] Grifols Worldwide Operations USA Inc., Term Loan B, 5.25%,
1/31/25	United States	17,865,848	17,967,147	1.01
Horizon Pharma Inc., Incremental Term B-1 Loan, 5.50%,
5/07/21	United States	527,763	533,701	0.03
RPI Finance Trust, Term A-2 Term Loan, 3.248%, 10/14/20	United States	4,328,668	4,340,390	0.24
Valeant Pharmaceuticals International Inc.,
[e] Series A-3 Tranche A Term Loan, 4.52%, 10/20/18	United States	18,546,482	18,536,541	1.05
Series C-2 Tranche B Term Loan, 5.27%, 12/11/19	United States	18,874,303	18,929,907	1.07
Series D-2 Tranche B Term Loan, 5.02%, 2/13/19	United States	11,979,342	12,011,435	0.68
			96,330,152	5.44
Restaurants
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of
America LLC (Yum Brands), Term B Loans, 3.518%, 6/16/23	United States	4,481,974	4,548,084	0.26
Semiconductor Equipment
MKS Instruments Inc., Tranche B-2 Term Loans, 3.528%, 5/01/23.	United States	1,334,308	1,349,876	0.08
Semiconductors
MACOM Technology Solutions Holdings Inc., Initial Term Loan,
4.517%, 5/07/21	United States	8,427,962	8,564,917	0.48
NXP BV/NXP Funding LLC, Tranche F Loan, 3.24%, 12/07/20	United States	9,304,881	9,361,101	0.53
ON Semiconductor Corp., 2016 Replacement Term Loans,
4.028%, 3/31/23	United States	12,341,431	12,484,554	0.71
			30,410,572	1.72
Specialized Consumer Services
[e] Avis Budget Car Rental LLC, Extended Tranche B Term Loan,
3.50%, 3/15/22	United States	5,673,064	5,719,135	0.32
Sabre GLBL Inc., Incremental Term A Loan, 3.278%, 7/18/21.	United States	13,285,918	13,302,525	0.75
			19,021,660	1.07
Specialty Chemicals
Axalta Coating Systems U.S. Holdings Inc., Term B-1 Dollar
Loans, 3.498%, 2/01/23	United States	5,593,037	5,665,445	0.32
Oxbow Carbon LLC, Second Lien Initial Term Loan, 8.00%,
1/17/20	United States	13,889,020	13,906,381	0.79
Solenis International LP and Solenis Holdings 3 LLC, Second
Lien Term Loan, 7.75%, 7/31/22	United States	3,270,000	3,243,840	0.18
			22,815,666	1.29
Specialty Stores
99 Cents Only Stores, Tranche B-2 Loan, 4.50%, 1/11/19	United States	13,935,081	12,053,845	0.68
BJ’s Wholesale Club Inc., Second Lien 2013 (Nov) Replacement
Loans, 8.50%, 3/26/20	United States	12,571,332	12,634,188	0.71
Evergreen AcqCo. 1 LP (Savers), Term Loan, 5.00%, 7/09/19	United States	24,837,218	23,083,090	1.30
[e] PetSmart Inc., Tranche B-2 Loans, 4.00%, 3/11/22	United States	32,181,378	31,942,528	1.81
			79,713,651	4.50

Semiannual Report 9

FRANKLIN FLOATING RATE MASTER TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Master Series (continued)
		Principal		% of Net
	Country	Amount*	Value	Assets

[c,d] Senior Floating Rate Interests (continued)
Technology Distributors
Dell International LLC,
Term A-1 Loan, 2.78%, 12/31/18	United States	$5,071,829	$5,075,394	0.28
[e] Term A-3 Loan, 2.78%, 12/31/18	United States	35,317,997	35,388,633	2.00
			40,464,027	2.28
Technology Hardware, Storage & Peripherals
Western Digital Corp.,
Term A Loan, 2.776%, 4/29/21.	United States	691,071	700,142	0.04
Term Loan B-1, 4.526%, 4/29/23	United States	3,338,525	3,382,343	0.19
			4,082,485	0.23
Tires & Rubber
The Goodyear Tire & Rubber Co., Second Lien Loans, 3.77%,
4/30/19	United States	3,574,334	3,612,758	0.20
Trucking
The Hertz Corp., Tranche B-1 Term Loan, 3.528%, 6/30/23	United States	14,954,210	15,006,789	0.85
[e] Pilot Travel Centers LLC, Term Loan B, 4.75%, 5/25/23	United States	6,000,000	6,000,000	0.34
			21,006,789	1.19
Total Senior Floating Rate Interests
(Cost $1,441,447,373)			1,433,620,662	80.96

Asset-Backed Securities
Other Diversified Financial Services
[h] Apidos CDO, 2013-14A, C2, 144A, 4.85%, 4/15/25	United States	1,110,000	1,116,216	0.06
[c,h] Atrium IX, 9A, C, 144A, FRN, 4.187%, 2/28/24	United States	1,200,000	1,201,680	0.07
[c,h] Ballyrock CLO LLC, 2014-1A, B, 144A, FRN, 4.23%, 10/20/26	United States	2,100,000	2,101,176	0.12
[c,h] Bluemountain CLO Ltd., 2012-2A, AR, 144A, FRN, 2.304%,
11/20/28	United States	10,790,000	10,803,595	0.61
[c,h] Bristol Park CLO Ltd., 2016-1A, A, 144A, FRN, 2.314%, 4/15/29	United States	22,000,000	21,998,460	1.24
[c,h] Carlyle Global Market Strategies CLO Ltd.,
2014-2A, A, 144A, FRN, 2.376%, 5/15/25	United States	3,200,000	3,214,144	0.18
[i] 2014-2A, AR, 144A, FRN, 2.275%, 5/15/25	United States	3,200,000	3,200,000	0.18
2014-4A, C, 144A, FRN, 4.173%, 10/15/26	United States	2,600,000	2,604,420	0.15
[c,h] Cent CLO LP,
2013-17A, B, 144A, FRN, 4.039%, 1/30/25	United States	800,000	802,176	0.04
2014-22A, A1R, 144A, FRN, 2.291%, 11/07/26	United States	7,510,000	7,526,484	0.42
2014-22A, BR, 144A, FRN, 3.831%, 11/07/26	United States	3,200,000	3,190,928	0.18

10	Semiannual Report

F R A N K L I N F L O A T I N G R A T E MA S T E R T R U S T
S T A T E M E N T OF IN V E S T M E N T S (U N A U D I T E D )

Franklin Floating Rate Master Series (continued)
		Principal		% of Net
	Country	Amount*	Value	Assets

Asset-Backed Securities (continued)
Other Diversified Financial Services (continued)
[c,h] Eaton Vance CDO Ltd.,
2014-1A, A, 144A, FRN, 2.473%, 7/15/26	United States	$2,650,000	$2,655,777	0.15
2014-1A, C, 144A, FRN, 4.023%, 7/15/26	United States	2,290,000	2,305,160	0.13
[h] Emerson Park CLO Ltd., 2013-1A, C2, 144A, 5.64%, 7/15/25	United States	1,100,000	1,110,197	0.06
[h] Flatiron CLO Ltd., 2014-1A, A1, 144A, 2.403%, 7/17/26	United States	21,500,000	21,486,025	1.21
[h] Highbridge Loan Management Ltd., 2013-2A, B2, 144A, 5.80%,
10/20/24	United States	1,190,000	1,204,268	0.07
[c,h] LCM XXI LP, 21A, A, 144A, FRN, 2.58%, 4/20/28	United States	11,630,000	11,709,200	0.66
[c,h] Limerock CLO III LLC, 2014-3A, B, 144A, FRN, 4.23%, 10/20/26 .	United States	2,400,000	2,401,464	0.14
[c,h] Madison Park Funding Ltd., 2016-21A, A1, 144A, FRN, 2.568%,
7/25/29	United States	7,100,000	7,102,556	0.40
[c,h] Magnetite XIV Ltd., 2015-14A, A, 144A, FRN, 2.414%, 7/18/28	United States	1,460,000	1,468,950	0.08
[c,h] Octagon Investment Partners 24 Ltd., 2015-1A, A1, 144A, FRN,
2.361%, 5/21/27	United States	1,530,000	1,538,798	0.09
[c,h] Octagon Investment Partners XIX Ltd., 2014-1A, A, 144A, FRN,
2.543%, 4/15/26	United States	13,530,000	13,564,096	0.77
[c,h] Octagon Investment Partners XVII Ltd., 2013-1A, A1, 144A, FRN,
2.368%, 10/25/25	United States	3,310,000	3,319,251	0.19
[c,h] Voya CLO Ltd., 2015-1A, A1, 144A, FRN, 2.504%, 4/18/27	United States	3,210,000	3,214,077	0.18
[c,h] Ziggurat CLO I Ltd., 2014-1A, C, 144A, FRN, 4.123%, 10/17/26	United States	480,000	481,574	0.03
Total Asset-Backed Securities
(Cost $131,181,557)			131,320,672	7.41

Total Investments before Short Term
Investments (Cost $1,578,155,883)			1,565,809,534	88.42

Short Term Investments
U.S. Government and Agency Securities
(Cost $31,522,060)
[j] U.S. Treasury Bill, 6/22/17	United States	31,600,000	31,535,346	1.78

Repurchase Agreements (Cost $344,906,810)
[k] Joint Repurchase Agreement, 0.522%, 2/01/17
(Maturity Value $344,911,809)
BNP Paribas Securities Corp. (Maturity Value $141,572,501)
Deutsche Bank Securities Inc. (Maturity Value $26,375,406)
HSBC Securities (USA) Inc. (Maturity Value $141,572,501)
Merrill Lynch, Pierce, Fenner & Smith Inc.
(Maturity Value $35,391,401)
Collateralized by U.S. Government Agency Securities, 0.75%
- 2.375%, 3/08/17 - 1/05/22; and U.S. Treasury Note, 0.75%
- 3.50%, 12/15/17 - 9/30/20 (valued at $351,901,368)	United States	344,906,810	344,906,810	19.48
Total Investments (Cost $1,954,584,753)			1,942,251,690	109.68
Other Assets, less Liabilities.			(171,473,530)	(9.68)
Net Assets			$1,770,778,160	100.00

Semiannual Report 11

FRANKLIN FLOATING RATE MASTER TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Master Series (continued)

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bSee Note 8 regarding restricted securities.
cThe coupon rate shown represents the rate at period end.
dSee Note 1(e) regarding senior floating rate interests.
eA portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
fSee Note 7 regarding defaulted securities.
gAt January 31, 2017, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund is restricted from trading this security at period end.
hSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
January 31, 2017, the aggregate value of these securities was $131,320,672, representing 7.4% of net assets.
iSecurity purchased on a when-issued basis. See Note 1(c).
jThe security was issued on a discount basis with no stated coupon rate.
kSee Note 1(b) regarding joint repurchase agreement.

12	Semiannual Report

FRANKLIN FLOATING RATE MASTER TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

At January 31, 2017, the Fund had the following credit default swap contracts outstanding. See Note 1(d).

Credit Default Swap Contracts
Unamortized
	Periodic	Counter-			Upfront
	Payment	party/	Notional	Expiration	Payments Unrealized Unrealized
Description	Rate	Exchange	Amount	Date	(Receipts) Appreciation Depreciation	Value	Rating
Centrally Cleared Swap Contracts
Contracts to Buy Protection
Traded Index
CDX.NA.HY.26	5.00%	ICE	$4,300,000	6/20/21	$(307,807) $– $(24,763)	$(332,570)

See Note 10 regarding other derivative information.

See Abbreviations on page 25.

The accompanying notes are an integral part of these financial statements. | Semiannual Report 13

FRANKLIN FLOATING RATE MASTER TRUST

Financial Statements

Statement of Assets and Liabilities
January 31, 2017 (unaudited)

Franklin Floating Rate Master Series

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$1,609,677,943
Cost - Repurchase agreements	344,906,810
Total cost of investments	$1,954,584,753
Value - Unaffiliated issuers	$1,597,344,880
Value - Repurchase agreements	344,906,810
Total value of investments	1,942,251,690
Cash.	28,131,199
Receivables:
Investment securities sold	669,163
Interest	7,845,742
Due from brokers	120,917
Variation margin	3,843
Other assets	32
Total assets	1,979,022,586
Liabilities:
Payables:
Investment securities purchased	201,715,569
Management fees	735,652
Distributions to shareholders	5,376,212
Unrealized depreciation on unfunded loan commitments (Note 9)	47,930
Accrued expenses and other liabilities.	369,063
Total liabilities	208,244,426
Net assets, at value	$1,770,778,160
Net assets consist of:
Paid-in capital	$1,962,096,916
Undistributed net investment income	716,254
Net unrealized appreciation (depreciation)	(12,405,756)
Accumulated net realized gain (loss)	(179,629,254)
Net assets, at value	$1,770,778,160
Net asset value and maximum offering price per share ($1,770,778,160÷203,093,336 shares outstanding)	$8.72

14	Semiannual Report | The accompanying notes are an integral part of these financial statements.

FRANKLIN FLOATING RATE MASTER TRUST

FINANCIAL STATEMENTS

Statement of Operations
for the six months ended January 31, 2017 (unaudited)

Franklin Floating Rate Master Series

Investment income:
Interest	$36,144,833
Expenses:
Management fees (Note 3a)	4,004,703
Custodian fees (Note 4)	5,427
Reports to shareholders	2,742
Registration and filing fees	596
Professional fees	190,325
Trustees’ fees and expenses	36,095
Other	21,125
Total expenses	4,261,013
Expense reductions (Note 4)	(4,823)
Expenses waived/paid by affiliates (Note 3d)	(250,915)
Net expenses	4,005,275
Net investment income.	32,139,558
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	(16,252,881)
Swap contracts.	28,380
Net realized gain (loss)	(16,224,501)
Net change in unrealized appreciation (depreciation) on:
Investments	58,190,412
Swap contracts.	(24,763)
Net change in unrealized appreciation (depreciation)	58,165,649
Net realized and unrealized gain (loss)	41,941,148
Net increase (decrease) in net assets resulting from operations	$74,080,706

The accompanying notes are an integral part of these financial statements. | Semiannual Report 15

F R A N K L I N F L O A T I N G RA T E MA S T E R T R U S T
F I N A N C I A L S T A T E M E N T S

Statements of Changes in Net Assets

Franklin Floating Rate Master Series

	Six Months Ended
	January 31, 2017	Year Ended
	(unaudited)	July 31, 2016
Increase (decrease) in net assets:
Operations:
Net investment income	$32,139,558	$83,874,897
Net realized gain (loss)	(16,224,501)	(41,087,672)
Net change in unrealized appreciation (depreciation)	58,165,649	(18,764,386)
Net increase (decrease) in net assets resulting from operations	74,080,706	24,022,839
Distributions to shareholders from net investment income	(32,323,430)	(83,323,507)
Capital share transactions (Note 2)	365,065,578	(536,424,977)
Net increase (decrease) in net assets	406,822,854	(595,725,645)
Net assets:
Beginning of period	1,363,955,306	1,959,680,951
End of period	$1,770,778,160	$1,363,955,306
Undistributed net investment income included in net assets:
End of period	$716,254	$900,126

16	Semiannual Report | The accompanying notes are an integral part of these financial statements.

FRANKLIN FLOATING RATE MASTER TRUST

Notes to Financial Statements (unaudited)

Franklin Floating Rate Master Series

1. Organization and Significant Accounting Policies

Franklin Floating Rate Master Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of three separate funds and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Franklin Floating Rate Master Series (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. The Fund’s shares are exempt from registration under the Securities Act of 1933.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Repurchase agreements are valued at cost, which approximates fair value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

b. Joint Repurchase Agreement

The Fund enters into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based

Semiannual Report 17

FRANKLIN FLOATING RATE MASTER TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Floating Rate Master Series (continued)

1. Organization and Significant Accounting

Policies (continued)

b. Joint Repurchase Agreement (continued)

on their pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Fund’s custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase agreements are subject to the terms of Master Repurchase Agreements (MRAs) with approved counterparties (sellers). The MRAs contain various provisions, including but not limited to events of default and maintenance of collateral for repurchase agreements. In the event of default by either the seller or the Fund, certain MRAs may permit the non-defaulting party to net and close-out all transactions, if any, traded under such agreements. The Fund may sell securities it holds as collateral and apply the proceeds towards the repurchase price and any other amounts owed by the seller to the Fund in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the seller. The joint repurchase agreement held by the Fund at period end, as indicated in the Statement of Investments, had been entered into on January 31, 2017.

c. Securities Purchased on a When-Issued or Delayed Delivery Basis

The Fund purchases securities on a when-issued or delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

d. Derivative Financial Instruments

The Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.

The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default swaps). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and Liabilities. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront payments and receipts are reflected in the Statement of Assets and Liabilities and represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors).

18	Semiannual Report

FRANKLIN FLOATING RATE MASTER TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Floating Rate Master Series (continued)

These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss in the Statement of Operations.

See Note 10 regarding other derivative information.

e. Senior Floating Rate Interests

The Fund invests in senior secured corporate loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR). Senior secured corporate loans often require prepayment of principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable, but may be subject to certain restrictions on resale.

f. Income Taxes

The Fund is a disregarded entity for U.S. income tax purposes. As such, no provision has been made for income taxes because all income, expenses, gains and losses are allocated to a non-U.S. beneficial owner for inclusion in its individual income tax returns, as applicable.

g. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Facility fees are recognized as income over the expected term of the loan. The Fund’s net investment income is allocated to the owner daily and paid monthly. Net capital gains (or losses) realized by the Fund will not be distributed. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the Fund that incurred the expense.

h. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

i. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

Semiannual Report 19

FRANKLIN FLOATING RATE MASTER TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Floating Rate Master Series (continued)

2. Shares of Beneficial Interest

At January 31, 2017, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended		Year Ended
	January 31, 2017		July 31, 2016
	Shares	Amount	Shares	Amount
Shares sold	47,650,202	$412,976,488	16,210,844	$137,334,533
Shares redeemed.	(5,595,917)	(47,910,910)	(81,856,245)	(673,759,510)
Net increase (decrease)	42,054,285	$365,065,578	(65,645,401)	$(536,424,977)

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees
The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:
Annualized Fee Rate	Net Assets
0.530%	Up to and including $2.5 billion
0.450%	Over $2.5 billion, up to and including $6.5 billion
0.430%	Over $6.5 billion, up to and including $11.5 billion
0.400%	Over $11.5 billion, up to and including $16.5 billion
0.390%	Over $16.5 billion, up to and including $19.0 billion
0.380%	Over $19.0 billion, up to and including $21.5 billion
0.370%	In excess of $21.5 billion

For the period ended January 31, 2017, the annualized effective investment management fee rate was 0.530% of the Fund’s average daily net assets.

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

20	Semiannual Report

     FRANKLIN FLOATING RATE MASTER TRUST NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Floating Rate Master Series (continued)

d. Waiver and Expense Reimbursements

Advisers has voluntarily agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the expenses (excluding acquired fund fees and expenses) do not exceed 0.53% based on the average net assets of the fund (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations).

e. Other Affiliated Transactions

At January 31, 2017, Franklin Floating Rate Fund, PLC owned 100% of the Fund’s outstanding shares. Investment activities of this shareholder could have a material impact on the Fund.

f. Interfund Transactions

The Fund engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. During the period ended January 31, 2017, the purchase and sale transactions aggregated $4,221,737 and $0, respectively.

4. Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended January 31, 2017, the custodian fees were reduced as noted in the Statement of Operations.

5. Income Taxes

At January 31, 2017, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments.	$1,954,081,787

Unrealized appreciation	$15,752,070
Unrealized depreciation	(27,582,167)
Net unrealized appreciation (depreciation)	$(11,830,097)

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of bond discounts and premiums and wash sales.

6. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended January 31, 2017, aggregated $651,821,375 and $420,820,977, respectively.

7. Credit Risk and Defaulted Securities

At January 31, 2017, the Fund had 67.37% of its portfolio invested in high yield, senior secured floating rate notes, or other securities rated below investment grade and unrated securities, if any. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

Semiannual Report 21

FRANKLIN FLOATING RATE MASTER TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Floating Rate Master Series (continued)

7. Credit Risk and Defaulted Securities (continued)

The Fund held a defaulted security and/or other securities for which the income has been deemed uncollectible. At January 31,
2017, the value of this security was $2,863,500, representing 0.2% of the Fund’s net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The security has been identified in the accompanying Statement of Investments.

8. Restricted Securities

The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act) or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.

At January 31, 2017, the Fund held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act deemed to be liquid, as follows:

		Acquisition
Shares	Issuer	Date	Cost	Value
2,894	Warrior Met Coal LLC, A (Value is 0.0%† of Net Assets)	7/31/14 - 9/19/14	$5,526,953	$868,200
† Rounds to less than 0.1% of net assets.

9. Unfunded Loan Commitments

The Fund enters into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statement of Assets and Liabilities and the Statement of Operations. Funded portions of credit agreements are presented in the Statement of Investments.

At January 31, 2017, unfunded commitments were as follows:
Unfunded
Borrower	Commitment
BMC Software Finance Inc., Initial U.S. Revolving Commitment, 9/10/18	$9,593,418

10. Other Derivative Information

At January 31, 2017, the Fund’s investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:

	Asset Derivatives		Liability Derivatives
Derivative Contracts	Statement of		Statement of
Not Accounted for as	Assets and Liabilities		Assets and Liabilities
Hedging Instruments	Location	Fair Value	Location	Fair Value

Credit contracts	Variation margin	$ —	Variation margin[a]	$24,763

a This amount reflects the cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the Statement of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

22	Semiannual Report

FRANKLIN FLOATING RATE MASTER TRUST NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Floating Rate Master Series (continued)

For the period ended January 31, 2017, the effect of derivative contracts in the Fund’s Statement of Operations was as follows:

Net Change in
Unrealized
Derivative Contracts		Net Realized		Appreciation
Not Accounted for as	Statement of	Gain (Loss) for	Statement of	(Depreciation)
Hedging Instruments	Operations Locations	the Period	Operations Locations	for the Period

	Net realized gain (loss) from:		Net change in unrealized
appreciation (depreciation) on:
Credit contracts	Swaps contracts	$28,380	Swap contracts	$(24,763)

For the period ended January 31, 2017, the average month end fair value of derivatives represented less than 0.01% of average month end net assets. The average month end number of open derivatives contracts for the period rounds to less than 1.

See Note 1(d) regarding derivative financial instruments.

11. Shareholder Distributions

For the period ended January 31, 2017, the Fund made the following distributions:

Payment Date	Amount Per Share
08/31/2016	$0.036040
09/30/2016	0.032129
10/31/2016	0.032500
11/30/2016	0.028970
12/30/2016	0.029730
01/31/2017	0.027605
Total	$0.186974

12. Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matured on February 10, 2017. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective February 10, 2017, the Borrowers renewed the Global Credit Facility for a one year term, maturing February 9, 2018, for a total of $2 billion.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended January 31, 2017, the Fund did not use the Global Credit Facility.

Semiannual Report 23

FRANKLIN FLOATING RATE MASTER TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Floating Rate Master Series (continued)

13. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

• Level 1 – quoted prices in active markets for identical financial instruments

• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Equity Investments:[a]
Coal & Consumable Fuels	$—	$—	$868,200	$868,200
Senior Floating Rate Interests	—	1,433,620,662	—	1,433,620,662
Asset-Backed Securities.	—	131,320,672	—	131,320,672
Short Term Investments	31,535,346	344,906,810	—	376,442,156
Total Investments in Securities	$31,535,346	$1,909,848,144	$868,200	$1,942,251,690

Liabilities:
Other Financial Instruments:
Swap Contracts.	$—	$24,763	$—	$24,763
Unfunded Loan Commitments.	—	47,930	—	47,930
Total Other Financial Instruments	$—	$72,693	$—	$72,693

[a]Includes common stocks and other equity interests.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

14. Investment Company Reporting Modernization

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Fund’s financial statements and related disclosures.

24	Semiannual Report

FRANKLIN FLOATING RATE MASTER TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Floating Rate Master Series (continued)

15. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.

Abbreviations

Counterparty/Exchange	Selected Portfolio
ICE Intercontinental Exchange	CDO	Collateralized Debt Obligation
	CLO	Collateralized Loan Obligation
	FRN	Floating Rate Note

Semiannual Report 25

FRANKLIN LOWER TIER FLOATING RATE FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual		Hypothetical
	(actual return after expenses)		(5% annual return before expenses)

		Fund-Level		Fund-Level
		Expenses		Expenses	Net
Beginning	Ending	Paid During	Ending	Paid During	Annualized
Account	Account	Period	Account	Period	Expense
Value 8/1/16	Value 1/31/17	8/1/16–1/31/17[1,2]	Value 1/31/17	8/1/16–1/31/17[1,2]	Ratio[2]

$1,000	$1,110.50	$3.19	$1,022.18	$3.06	0.60%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above–in the far right column–multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements.

Semiannual Report 1

FRANKLIN MIDDLE TIER FLOATING RATE FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual		Hypothetical
	(actual return after expenses)		(5% annual return before expenses)

		Fund-Level		Fund-Level
		Expenses		Expenses	Net
Beginning	Ending	Paid During	Ending	Paid During	Annualized
Account	Account	Period	Account	Period	Expense
Value 8/1/16	Value 1/31/17	8/1/16–1/31/17[1,2]	Value 1/31/17	8/1/16–1/31/17[1,2]	Ratio[2]

$1,000	$1,070.30	$3.13	$1,022.18	$3.06	0.60%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above–in the far right column–multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements.

2	Semiannual Report

FRANKLIN FLOATING RATE MASTER TRUST

Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Semiannual Report 3

FRANKLIN FLOATING RATE MASTER TRUST

Financial Highlights
Franklin Lower Tier Floating Rate Fund
	Six Months Ended	Period Ended
	January 31, 2017	July 31,
	(unaudited)	2016 [a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$9.99	$10.00
Income from investment operations[b]:
Net investment income.	0.525	0.658
Net realized and unrealized gains (losses)	0.567	(0.017)
Total from investment operations	1.092	0.641
Less distributions from net investment income	(0.542)	(0.651)
Net asset value, end of period	$10.54	$9.99

Total return[c]	11.05%	6.90%

Ratios to average net assets[d]
Expenses before waiver and payments by affiliates.	0.70%	0.70%
Expenses net of waiver and payments by affiliates[e]	0.60%	0.60%
Net investment income	10.12%	9.47%

Supplemental data
Net assets, end of period (000’s)	$394,147	$436,180
Portfolio turnover rate	15.79%	26.40%[f]

aFor the period November 6, 2015 (commencement of operations) to July 31, 2016.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cTotal return is not annualized for periods less than one year.
dRatios are annualized for periods less than one year, except for non-recurring expenses, if any.
eBenefit of expense reduction rounds to less than 0.01%.
fExcludes the value of portfolio securities received from purchase in-kind. See Note 3(f).

4	Semiannual Report | The accompanying notes are an integral part of these financial statements.

FRANKLIN FLOATING RATE MASTER TRUST

Statement of Investments, January 31, 2017 (unaudited)
Franklin Lower Tier Floating Rate Fund
		Principal
	Country	Amount*	Value

[a,b] Senior Floating Rate Interests 84.8%
Aerospace & Defense 4.1%
[c] Doncasters U.S. Finance LLC, Second Lien Term Loan, 9.50%, 10/09/20.	United States	$16,536,432	$16,247,044
Coal & Consumable Fuels 3.6%
Foresight Energy LLC, Term Loans, 6.50%, 8/23/20.	United States	9,295,507	9,283,888
Westmoreland Coal Co., Term Loan, 7.50%, 12/16/20	United States	5,402,670	4,848,896
			14,132,784
Forest Products 10.5%
Caraustar Industries Inc.,
Term Loan B, 8.00%, 5/01/19.	United States	17,324,570	17,692,718
Term Loan C, 8.00%, 5/01/19	United States	23,345,139	23,841,223
			41,533,941
Health Care Equipment 4.4%
Carestream Health Inc.,
Second Lien Loan, 9.50%, 12/07/19	United States	20,775,959	17,140,167
Term Loan, 5.00%, 6/07/19	United States	32,272	31,061
			17,171,228
Industrial Machinery 3.0%
[c] Onsite Rental Group Operations Pty. Ltd., Term B Loan, 5.50%, 7/30/21	Australia	15,000,000	11,812,500
Integrated Telecommunication Services 2.5%
Global Tel*Link Corp., Second Lien Term Loan, 9.00%, 11/20/20	United States	4,295,856	4,193,830
[c] Securus Technologies Holdings Inc., Second Lien Term Loan, 9.00%, 4/17/21	United States	5,636,000	5,611,342
			9,805,172
Internet Software & Services 2.2%
BMC Software Finance Inc., Initial U.S. Term Loans, 5.00%, 9/10/20	United States	8,680,392	8,670,218
IT Consulting & Other Services 8.1%
Sungard Availability Services Capital Inc., Tranche B Term Loan, 6.00%, 3/29/19	United States	32,828,406	31,950,246
Metal & Glass Containers 1.6%
[c] Mauser U.S. Corp. LLC, Second Lien Initial Term Loan, 8.75%, 7/31/22	United States	6,220,613	6,251,716
Oil & Gas Exploration & Production 13.0%
Fieldwood Energy LLC, Loans, 3.875%, 10/01/18	United States	15,437,618	14,926,247
UTEX Industries Inc., First Lien Initial Term Loan, 5.00%, 5/21/21	United States	38,462,640	36,398,465
			51,324,712
Oil & Gas Storage & Transportation 1.3%
[c] International Seaways Inc., Initial Term Loan, 5.75%, 8/05/19	United States	5,000,000	4,925,000
Packaged Foods & Meats 2.5%
CSM Bakery Supplies LLC, Second Lien Term Loan, 8.76%, 7/03/21	United States	13,060,872	9,926,263
Personal Products 1.3%
FGI Operating Co. LLC (Freedom Group), Term B Loans, 5.50%, 4/19/19	United States	5,409,366	5,292,161
Specialty Chemicals 6.4%
HII Holding Corp., Second Lien Term Loan, 9.75%, 12/21/20	United States	9,477,092	9,524,478
Oxbow Carbon LLC, Second Lien Initial Term Loan, 8.00%, 1/17/20	United States	15,510,000	15,529,387
			25,053,865

Semiannual Report 5

FRANKLIN FLOATING RATE MASTER TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Lower Tier Floating Rate Fund (continued)
		Principal
	Country	Amount*	Value

[a,b] Senior Floating Rate Interests (continued)
Specialty Stores 20.3%
99 Cents Only Stores, Tranche B-2 Loan, 4.50%, 1/11/19	United States	$39,178,495	$33,889,398
BJ’s Wholesale Club Inc., Second Lien 2013 (Nov) Replacement Loans, 8.50%, 3/26/20 .	United States	13,086,570	13,152,003
Evergreen AcqCo. 1 LP (Savers), Term Loan, 5.00%, 7/09/19.	United States	35,609,328	33,094,420
			80,135,821
Total Senior Floating Rate Interests
(Cost $318,730,128)			334,232,671
Other Assets, less Liabilities 15.2%			59,914,019
Net Assets 100.0%			$394,146,690

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aThe coupon rate shown represents the rate at period end.
bSee Note 1(c) regarding senior floating rate interests.
cA portion or all of the security purchased on a delayed delivery basis. See Note 1(b).

6	Semiannual Report | The accompanying notes are an integral part of these financial statements.

FRANKLIN FLOATING RATE MASTER TRUST

Financial Highlights
Franklin Middle Tier Floating Rate Fund
	Six Months Ended	Period Ended
	January 31, 2017	July 31,
	(unaudited)	2016 [a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$9.83	$10.00
Income from investment operations[b]:
Net investment income.	0.354	0.403
Net realized and unrealized gains (losses)	0.323	(0.174)
Total from investment operations	0.677	0.229
Less distributions from net investment income	(0.357)	(0.399)
Net asset value, end of period	$10.15	$9.83

Total return[c]	7.03%	2.46%

Ratios to average net assets[d]
Expenses before waiver and payments by affiliates.	0.69%	0.71%
Expenses net of waiver and payments by affiliates[e]	0.60%	0.60%
Net investment income	6.97%	5.76%

Supplemental data
Net assets, end of period (000’s)	$305,636	$348,682
Portfolio turnover rate	19.90%	42.49%[f]

aFor the period November 6, 2015 (commencement of operations) to July 31, 2016.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cTotal return is not annualized for periods less than one year.
dRatios are annualized for periods less than one year, except for non-recurring expenses, if any.
eBenefit of expense reduction rounds to less than 0.01%.
fExcludes the value of portfolio securities received from purchase in-kind. See Note 3(f).

The accompanying notes are an integral part of these financial statements. | Semiannual Report 7

FRANKLIN FLOATING RATE MASTER TRUST

Statement of Investments, January 31, 2017 (unaudited)
Franklin Middle Tier Floating Rate Fund
		Principal
	Country	Amount*	Value

[a,b] Senior Floating Rate Interests 83.1%
Aerospace & Defense 4.4%
Doncasters U.S. Finance LLC,
Second Lien Term Loan, 9.50%, 10/09/20	United States	$5,623,654	$5,525,240
[c] Term B Loans, 4.50%, 4/09/20	United States	7,889,918	7,847,179
			13,372,419
Air Freight & Logistics 0.1%
XPO Logistics Inc., Refinancing Term Loans, 4.25%, 10/29/21	United States	394,536	398,235
Apparel Retail 0.4%
[c] Ascena Retail Group Inc., Tranche B Term Loan, 5.313%, 8/21/22	United States	1,500,000	1,372,969
Auto Parts & Equipment 0.2%
TI Group Automotive Systems LLC, Initial US Term Loan, 3.526%, 6/24/22	United States	614,535	619,145
Commodity Chemicals 9.6%
Cyanco Intermediate Corp., Initial Term Loan, 5.50%, 5/01/20	United States	29,279,130	29,352,328
Diversified Chemicals 2.5%
The Chemours Co. LLC, Tranche B Term Loan, 3.78%, 5/12/22	United States	2,889,571	2,890,455
OCI Beaumont LLC, Term B-3 Loan, 8.025%, 8/20/19	United States	4,698,221	4,792,185
			7,682,640
Electric Utilities 2.5%
Alinta Energy Finance Pty. Ltd.,
Delayed Draw Term Commitments, 6.375%, 8/13/18	Australia	428,445	431,301
Term B Loans, 6.375%, 8/13/19	Australia	6,445,347	6,488,319
EFS Cogen Holdings I LLC (Linden), Term B Advance, 4.50%, 6/28/23	United States	723,579	731,900
			7,651,520
Food Retail 0.7%
Smart and Final LLC, First Lien Term Loan, 4.276% - 4.498%, 11/15/22	United States	2,000,000	1,995,000
Forest Products 4.7%
Appvion Inc., Term Loan, 7.75%, 6/28/19	United States	14,882,251	14,503,988
Health Care Equipment 5.3%
Carestream Health Inc.,
Second Lien Loan, 9.50%, 12/07/19	United States	7,159,382	5,906,491
Term Loan, 5.00%, 6/07/19	United States	10,676,471	10,276,103
			16,182,594
Household Products 0.1%
Spectrum Brands Inc., Term Loans, 3.313% - 3.509%, 6/23/22	United States	154,997	156,978
Industrial Machinery 9.0%
Navistar Inc., Tranche B Term Loans, 6.50%, 8/07/20	United States	13,443,153	13,636,398
Onsite Rental Group Operations Pty. Ltd., Term B Loan, 5.50%, 7/30/21	Australia	17,774,097	13,997,102
			27,633,500
Integrated Telecommunication Services 6.6%
Consolidated Communications Inc., Initial Term Loan, 4.00%, 10/05/23	United States	1,022,392	1,031,338
[c] Global Tel*Link Corp., Term Loan, 5.00%, 5/23/20	United States	13,671,307	13,648,518
[c] Securus Technologies Holdings Inc., Initial Term Loan, 4.75%, 4/30/20	United States	5,405,663	5,414,674
			20,094,530
Internet Software & Services 4.8%
BMC Software Finance Inc., Initial U.S. Term Loans, 5.00%, 9/10/20	United States	14,692,628	14,675,408
Oil & Gas Equipment & Services 2.1%
McDermott Finance LLC, Term Loan, 8.484%, 4/16/19.	United States	6,255,045	6,352,780

8	Semiannual Report

FRANKLIN FLOATING RATE MASTER TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Middle Tier Floating Rate Fund (continued)
		Principal
	Country	Amount*	Value
[a,b] Senior Floating Rate Interests (continued)
Oil & Gas Exploration & Production 9.7%
Fieldwood Energy LLC, Loans, 3.875%, 10/01/18	United States	$18,287,775	$17,681,992
[c] UTEX Industries Inc., First Lien Initial Term Loan, 5.00%, 5/21/21	United States	12,487,245	11,817,092
			29,499,084
Personal Products 10.7%
FGI Operating Co. LLC (Freedom Group), Term B Loans, 5.50%, 4/19/19	United States	33,502,319	32,776,424
Pharmaceuticals 0.5%
RPI Finance Trust, Term A-2 Term Loan, 3.248%, 10/14/20	United States	1,575,462	1,579,728
Semiconductors 0.4%
MACOM Technology Solutions Holdings Inc., Initial Term Loan, 4.517%, 5/07/21	United States	1,072,449	1,089,876
Specialty Chemicals 2.8%
Oxbow Carbon LLC, Second Lien Initial Term Loan, 8.00%, 1/17/20	United States	8,517,180	8,527,826
Specialty Stores 5.1%
99 Cents Only Stores, Tranche B-2 Loan, 4.50%, 1/11/19	United States	15,751,211	13,624,798
PetSmart Inc., Tranche B-2 Loans, 4.00%, 3/11/22	United States	2,025,487	2,010,453
			15,635,251
Technology Hardware, Storage & Peripherals 0.9%
Western Digital Corp., Term Loan B-1, 4.526%, 4/29/23	United States	2,747,150	2,783,206
Total Senior Floating Rate Interests
(Cost $246,018,994)			253,935,429
Other Assets, less Liabilities 16.9%			51,700,266
Net Assets 100.0%			$305,635,695

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aThe coupon rate shown represents the rate at period end.
bSee Note 1(c) regarding senior floating rate interests.
cA portion or all of the security purchased on a delayed delivery basis. See Note 1(b).

The accompanying notes are an integral part of these financial statements. | Semiannual Report 9

FRANKLIN FLOATING RATE MASTER TRUST

Financial Statements

Statements of Assets and Liabilities
January 31, 2017 (unaudited)

	Franklin	Franklin
	Lower Tier	Middle Tier
	Floating	Floating
	Rate Fund	Rate Fund
Assets:
Investments in securities:
Cost	$318,730,128	$246,018,994
Value	$334,232,671	$253,935,429
Cash.	75,638,715	61,153,206
Receivables:
Investment securities sold	10,408,125	12,165,283
Interest	1,217,788	950,275
Affiliates	62,812	—
Other assets	8	6
Total assets	421,560,119	328,204,199
Liabilities:
Payables:
Investment securities purchased	24,586,679	20,542,346
Management fees	186,358	145,973
Distributions to shareholders	2,627,637	1,829,792
Accrued expenses and other liabilities.	12,755	50,393
Total liabilities	27,413,429	22,568,504
Net assets, at value	$394,146,690	$305,635,695
Net assets consist of:
Paid-in capital	$369,473,509	$299,777,475
Undistributed net investment income.	—	42,926
Distributions in excess of net investment income	(342,851)	—
Net unrealized appreciation (depreciation)	15,502,543	7,916,435
Accumulated net realized gain (loss)	9,513,489	(2,101,141)
Net assets, at value	$394,146,690	$305,635,695
Shares outstanding.	37,411,830	30,105,432
Net asset value per share	$10.54	$10.15

10	Semiannual Report | The accompanying notes are an integral part of these financial statements.

FRANKLIN FLOATING RATE MASTER TRUST

FINANCIAL STATEMENTS

Statements of Operations
for the six months ended January 31, 2017 (unaudited)

	Franklin	Franklin
	Lower Tier	Middle Tier
	Floating	Floating
	Rate Fund	Rate Fund
Investment income:
Interest.	$22,777,439	$12,658,582
Expenses:
Management fees (Note 3a)	1,381,483	1,087,137
Custodian fees (Note 4)	1,846	1,246
Reports to shareholders	2,851	2,836
Registration and filing fees	119	186
Professional fees	108,856	40,618
Trustees’ fees and expenses	7,823	5,842
Amortization of offering costs	18,413	19,085
Other	5,525	4,309
Total expenses	1,526,916	1,161,259
Expense reductions (Note 4)	(2,024)	(1,581)
Expenses waived/paid by affiliates (Note 3d)	(250,738)	(157,052)
Net expenses	1,274,154	1,002,626
Net investment income	21,503,285	11,655,956
Realized and unrealized gains (losses):
Net realized gain (loss) from investments	11,935,927	118,556
Net change in unrealized appreciation (depreciation) on investments	11,394,591	10,855,197
Net realized and unrealized gain (loss)	23,330,518	10,973,753
Net increase (decrease) in net assets resulting from operations	$44,833,803	$22,629,709

The accompanying notes are an integral part of these financial statements. | Semiannual Report 11

FRANKLIN FLOATING RATE MASTER TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin Lower Tier		Franklin Middle Tier
	Floating Rate Fund		Floating Rate Fund
	Six Months Ended		Six Months Ended
	January 31, 2017	Period Ended	January 31, 2017	Period Ended
	(unaudited)	July 31, 2016*	(unaudited)	July 31, 2016*
Increase (decrease) in net assets:
Operations:
Net investment income	$21,503,285	$28,938,210	$11,655,956	$14,484,239
Net realized gain (loss)	11,935,927	(2,418,238)	118,556	(2,238,129)
Net change in unrealized appreciation
(depreciation)	11,394,591	4,107,952	10,855,197	(2,938,762)
Net increase (decrease) in net assets
resulting from operations	44,833,803	30,627,924	22,629,709	9,307,348
Distributions to shareholders from net investment
income	(22,205,796)	(28,634,343)	(11,791,680)	(14,340,632)
Capital share transactions (Note 2)	(64,661,538)	434,186,640	(53,884,087)	353,715,037
Net increase (decrease) in net assets	(42,033,531)	436,180,221	(43,046,058)	348,681,753
Net assets:
Beginning of period.	436,180,221	—	348,681,753	—
End of period	$394,146,690	$436,180,221	$305,635,695	$348,681,753
Undistributed net investment income included in net
assets:
End of period	$—	$359,660	$42,926	$178,650
Distributions in excess of net investment income
included in net assets:
End of period	$(342,851)	$—	$—	$—

*For the period November 6, 2015 (commencement of operations) to July 31, 2016.

12 Semiannual Report | The accompanying notes are an integral part of these financial statements.

FRANKLIN FLOATING RATE MASTER TRUST

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Franklin Floating Rate Master Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of three separate funds, two of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The financial statements of the remaining fund in the Trust are presented separately. The shares are issued in private placements and exempt from registration under the Securities Act of 1933.

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

b. Securities Purchased on a Delayed Delivery Basis

Certain or all Funds purchase securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of holding the securities, they may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

c. Senior Floating Rate Interests

Certain or all Funds invest in senior secured corporate loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR). Senior secured corporate loans often require prepayment of principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated

Semiannual Report 13

FRANKLIN FLOATING RATE MASTER TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Organization and Significant Accounting

Policies (continued)

c. Senior Floating Rate Interests (continued)

maturity. Senior secured corporate loans in which the Funds invest are generally readily marketable, but may be subject to certain restrictions on resale.

d. Income Taxes

It is each Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required

Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of January 31, 2017, each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years).

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Facility fees are recognized as income over the expected term of the loan. Dividends from net investment income are normally declared daily; these dividends may be reinvested or paid monthly to shareholders. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the Fund that incurred the expense.

f. Offering Costs

Offering costs are amortized on a straight line basis over twelve months.

g. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

h. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

14	Semiannual Report

FRANKLIN FLOATING RATE MASTER TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

2. Shares of Beneficial Interest

At January 31, 2017, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin Lower Tier		Franklin Middle Tier
	Floating Rate Fund		Floating Rate Fund
	Shares	Amount	Shares	Amount
Six Months ended January 31, 2017
Shares issued in reinvestment of distributions	14,583	150,962	3,734	37,513
Shares redeemed.	(6,243,979)	(64,812,500)	(5,376,032)	(53,921,600)
Net increase (decrease)	(6,229,396)	$(64,661,538)	(5,372,298)	$(53,884,087)
Year ended July 31, 2016[a]
Shares sold in-kind (Note 3f)	43,615,926	$434,631,279	36,016,253	$358,899,279
Shares issued in reinvestment of distributions	1,076,227	9,864,962	538,477	5,111,878
Shares redeemed.	(1,050,927)	(10,309,601)	(1,077,000)	(10,296,120)
Net increase (decrease)	43,641,226	$434,186,640	35,477,730	$353,715,037

aFor the period November 6, 2015 (commencement of operations) to July 31, 2016.

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers, and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Funds pay an investment management fee to Advisers based on the average daily net assets of the Funds as follows:

Annualized Fee Rate	Net Assets
0.650%	Up to and including $500 million
0.550%	Over $500 million, up to and including $1 billion
0.500%	Over $1 billion, up to and including $1.5 billion
0.450%	Over $1.5 billion, up to and including $6.5 billion
0.425%	Over $6.5 billion, up to and including $11.5 billion
0.400%	Over $11.5 billion, up to and including $16.5 billion
0.390%	Over $16.5 billion, up to and including $19 billion
0.380%	Over $19 billion, up to and including $21.5 billion
0.370%	In excess of $21.5 billion

Semiannual Report 15

FRANKLIN FLOATING RATE MASTER TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3. Transactions with Affiliates (continued)

a. Management Fees (continued)

For the period ended January 31, 2017, each Fund’s annualized effective investment management fee rate based on average daily net assets was as follows:

Franklin	Franklin
Lower Tier	Middle Tier
Floating	Floating
Rate Fund	Rate Fund

0.650%	0.650%

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on each of the Fund’s average daily net assets, and is not an additional expense of the Funds.

c. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Funds and is not paid by the Funds for the services.

d. Waiver and Expense Reimbursements

Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Funds so that the expenses (excluding acquired fund fees and expenses) for each Fund do not exceed 0.60%, based on each Fund’s average net assets (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until November 30, 2017. Total expenses waived or paid are not subject to recapture subsequent to each Fund’s fiscal year end.

e. Other Affiliated Transactions

At January 31, 2017, the shares of the Funds were owned by the following investment companies:

		Percentage of
		Outstanding
Franklin Lower Tier Floating Rate Fund	Shares	Shares
Franklin Low Duration Total Return Fund	1,893,663	5.1%
Franklin Real Return Fund	287,055	0.8%
Franklin Strategic Income Fund	31,643,119	84.6%[a]
Franklin Strategic Income VIP Fund	2,590,404	6.9%
Franklin Total Return Fund.	997,589	2.6%
Total	37,411,830	100.0%

		Percentage of
		Outstanding
Franklin Middle Tier Floating Rate Fund	Shares	Shares
Franklin Low Duration Total Return Fund	2,389,308	7.9%
Franklin Real Return Fund	107,141	0.4%
Franklin Strategic Income Fund	23,543,827	78.2%[a]
Franklin Strategic Income VIP Fund	2,175,846	7.2%
Franklin Total Return Fund.	1,889,310	6.3%
Total	30,105,432	100.0%

[a]Investment activities of this shareholder could have a material impact on the Fund.

16	Semiannual Report

FRANKLIN FLOATING RATE MASTER TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

f. Purchase In-Kind

During the period ended July 31, 2016, shares of the Funds were sold to affiliated management investment companies through in-kind transfers of securities as follows:

Franklin Lower Tier Floating Rate Fund	Market Value of Securities Transferred
Franklin Low Duration Total Return Fund	$17,742,918
Franklin Real Return Fund	2,519,518
Franklin Strategic Income Fund	374,291,707
Franklin Strategic Income VIP Fund	30,730,099
Franklin Total Return Fund	9,347,037
Total	$434,631,279

Franklin Middle Tier Floating Rate Fund	Market Value of Securities Transferred
Franklin Low Duration Total Return Fund	$22,984,002
Franklin Real Return Fund	983,344
Franklin Strategic Income Fund	290,085,114
Franklin Strategic Income VIP Fund	26,672,554
Franklin Total Return Fund	18,174,265
Total	$358,899,279

g. Interfund Transactions

Certain or all Funds engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. Purchases and sales for the period ended January 31, 2017, were as follows:

	Franklin	Franklin
	Lower Tier	Middle Tier
	Floating	Floating
	Rate Fund	Rate Fund

Purchases	$11,925,000	$9,487,500
Sales.	$9,487,500	$40,421,726

4. Expense Offset Arrangement

The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. During the period ended January 31, 2017, the custodian fees were reduced as noted in the Statements of Operations.

5. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At July 31, 2016, the capital loss carryforwards were as follows:

	Franklin	Franklin
	Lower Tier	Middle Tier
	Floating	Floating
	Rate Fund	Rate Fund

Capital loss carryforwards – short-term	$2,422,438	$1,522,127

Semiannual Report 17

FRANKLIN FLOATING RATE MASTER TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

5. Income Taxes (continued)

At January 31, 2017, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin	Franklin
	Lower Tier	Middle Tier
	Floating	Floating
	Rate Fund	Rate Fund

Cost of investments	$318,737,754	$246,719,837

Unrealized appreciation	$20,708,864	$11,718,897
Unrealized depreciation	(5,213,947)	(4,503,305)
Net unrealized appreciation (depreciation)	$15,494,917	$7,215,592

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of offering costs and wash sales.

6. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended January 31, 2017, were as follows:

	Franklin	Franklin
	Lower Tier	Middle Tier
	Floating	Floating
	Rate Fund	Rate Fund

Purchases	$59,193,355	$59,426,796
Sales	$179,079,475	$144,592,591

7. Credit Risk

At January 31, 2017, Franklin Lower Tier Floating Rate Fund and Franklin Middle Tier Floating Rate Fund had 100% and 98.3%, respectively, of their portfolio invested in senior secured floating rate notes rated below investment grade and unrated securities, if any. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

8. Credit Facility

Certain or all Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matured on February 10, 2017. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective February 10, 2017, the Borrowers renewed the Global Credit Facility for a one year term, maturing February 9, 2018, for a total of $2 billion.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statements of Operations. During the period ended January 31, 2017, the Funds did not use the Global Credit Facility.

18	Semiannual Report

FRANKLIN FLOATING RATE MASTER TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

9. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At January 31, 2017, all of the Funds’ investments in financial instruments carried at fair value were valued using Level 2 inputs.

10. Investment Company Reporting Modernization

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Funds’ financial statements and related disclosures.

11. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.

Semiannual Report 19

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.        N/A

Item 5.  Audit Committee of Listed Registrants.       N/A

Item 6.  Schedule of Investments.                     N/A

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.        N/A

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.                                   N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)  Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)   Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b)   Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FLOATING RATE MASTER TRUST

By _/s/Laura F. Fergerson

Laura F. Fergerson

Chief Executive Officer - Finance and Administration

Date March 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By _/s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date March 28, 2017

By /s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date March 28, 2017